Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 1,896	€ 1,202
Transfers Into Level 3	0	0
Transfers Out of Level 3	(201)	(39)
Purchases	728	487
Sales	(233)	(183)
Gains/losses - Included in financial income, net in profit and loss	501	411
Assets at the end of the period	2,508	1,896
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	376	318
Exchange differences
Reconciliation of Level 3 Fair Values
Gains/losses - Included in other comprehensive income	€ (183)	€ 18